Group Information - Additional Information (Detail) - EUR (€)		1 Months Ended	8 Months Ended	12 Months Ended
	Jun. 30, 2025	Feb. 28, 2025	Aug. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of transactions between related parties [line items]
Par value per share	€ 0.25	€ 0.37	€ 1.24
Insurance Premium Used For Settlement Of Damages				€ 602,000	€ 523,000
Class A Common Share [Member] | Enric Asuncin Escorsa [Member]
Disclosure of transactions between related parties [line items]
Number of shares acquired during the period		135,209	40,372
Class A Common Share [Member] | Orilla Asset Management, S.L. [Member]
Disclosure of transactions between related parties [line items]
Number of shares acquired during the period	9,037,804	11,333,694	4,279,371
Class A Common Share [Member] | AM Gesti, S.L. [Member]
Disclosure of transactions between related parties [line items]
Number of shares acquired during the period	2,259,451	2,833,424	1,614,857
Class A Common Share [Member] | S.L Inversiones Finanncieras Perseo S.L [Member]
Disclosure of transactions between related parties [line items]
Number of shares acquired during the period		5,666,847
Class A Common Share [Member] | Consilium S.L [Member]
Disclosure of transactions between related parties [line items]
Number of shares acquired during the period	1,671,994	2,487,832	2,139,686
Class A Common Share [Member] | Iberdrola, S.A. [Member]
Disclosure of transactions between related parties [line items]
Number of shares acquired during the period	4,518,902
Class A Common Share [Member] | Mingkiri, S.L. [Member]
Disclosure of transactions between related parties [line items]
Number of shares acquired during the period	2,259,451	2,833,424
Class A Common Share [Member] | Kariega Ventures S.L. [Member]
Disclosure of transactions between related parties [line items]
Number of shares acquired during the period	2,711,342
Class A Common Share [Member] | Generac Power Systems, Inc. [Member]
Disclosure of transactions between related parties [line items]
Number of shares acquired during the period			28,259,991
Class A Common Share [Member] | Infisol 3000, S.L. [Member]
Disclosure of transactions between related parties [line items]
Number of shares acquired during the period		1,416,712
Remuneration of Directors and Key Management [Member]
Disclosure of transactions between related parties [line items]
Loans And Advances To Senior Management				0	0
Members of Senior Management [Member]
Disclosure of transactions between related parties [line items]
Key management personnel Post employment benefit expense				0	0	€ 0
Key management personnel pension or life insurance obligations				€ 0	€ 0